Revenues - Schedule of Contract Fulfillment Assets and Contract Liabilities (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contract fulfillment assets from contract with Customer B (see note 11b)	$ 1,370	$ 1,130